UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Diana J. Kenneally US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:		617-603-6406

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

August 31, 2005

(Dollar Amounts in Thousands)

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	COLLEGE AND UNIVERSITY LOANS (93.7%)
	ALABAMA
$75	Alabama Agricultural and Mechanical University	3.000-3.750	07/01/2005	10.25	$75
1,375	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	918
1,650	Auburn University	3.000	12/01/2018	9.16	1,120
120	Huntingdon College	3.000	10/01/2008	10.60	106
266	Talladega College	3.000	12/01/2012	10.24	204
850	University of Alabama in Birmingham	3.000	11/01/2008	7.97	781
	ARKANSAS
78	University of Central Arkansas	3.000	04/01/2005	10.69	80
	CALIFORNIA
146	Azusa Pacific University	3.750	04/01/2015	10.88	105
370	California Polytechnic State University	3.000	11/01/2007	10.05	340
95	California State University	3.000	11/01/2006	8.75	91
825	California State University	3.000	11/01/2013	8.93	657
2,068	California State University	3.000	11/01/2019	8.99	1,433
370	Chapman College	3.000	10/01/2013	10.65	276
54	Chapman College	3.000	11/01/2005	10.63	53
85	Chapman College	3.000	11/01/2007	10.57	78
12	Gavilan College	3.000	04/01/2006	10.59	11
359	Lassen Junior College District	3.000	04/01/2020	10.27	227
220	Occidental College	3.000	10/01/2019	10.41	141
245	San Diego State University	3.000	11/01/2006	10.04	232
1,325	University Student Co-Operative Association	3.000	04/01/2019	10.70	941
200	West Valley College	3.000	04/01/2009	10.50	171
	COLORADO
340	Regis College (Denver)	3.000	11/01/2012	10.47	264
	DELAWARE
134	Wesley College	3.375	05/01/2013	10.88	104
340	University of Delaware	3.000	11/01/2006	9.08	325
504	University of Delaware	3.000	12/01/2018	8.81	347
	FLORIDA
185	Embry-Riddle Aeronautical University	3.000	09/01/2007	10.64	168
50	Florida Atlantic University	3.000	07/01/2006	10.18	44
98	Florida Institute of Technology	3.000	11/01/2009	10.53	84
135	Nova University	3.000	12/01/2007	10.04	119
28	Stetson University	3.000	01/01/2006	11.25	26
195	University of Central Florida	3.000	10/01/2007	10.08	179
1,450	University of Florida	3.000	07/01/2014	10.15	1,031

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	GEORGIA
$111	Emmanuel College	3.000	11/01/2013	10.45	$83
135	LaGrange College	3.000	03/01/2009	11.06	113
318	Mercer University	3.000	05/01/2014	10.58	235
450	Morehouse College	3.000	07/01/2010	10.50	348
55	Morris Brown College	3.750	05/01/2007	11.12	50
1,110	Morris Brown College	2.750-3.750	05/01/2018	10.89	749
695	Paine College	3.000	10/01/2016	10.45	481
	ILLINOIS
555	Concordia College	3.000	05/01/2019	10.65	350
50	Knox College	3.000	04/01/2006	11.15	47
900	Sangamon State University	3.000	11/01/2018	10.12	611
	INDIANA
35	Anderson University	3.000	03/01/2006	11.19	33
178	Taylor University	3.000	10/01/2012	10.50	138
556	Taylor University	3.000	10/01/2013	10.49	419
3,060	Vincennes University	3.000	06/01/2023	9.02	1,888
	IOWA
222	Simpson College	3.000	07/01/2016	10.58	146
87	Wartburg College	3.750	04/01/2011	11.00	70
	KANSAS
60	Fort Hays State University	3.000	10/01/2007	10.08	55
23	Hesston College	3.000	04/01/2006	11.14	22
	KENTUCKY
218	Georgetown College	3.000	12/01/2008	10.04	186
440	Georgetown College	3.000	12/01/2009	10.05	364
111	Spalding University	3.000	09/01/2007	10.66	103
263	Transylvania University	3.000	11/01/2010	10.51	217
	LOUISIANA
69	Dillard University	3.000	04/01/2008	11.09	62
38	Louisiana State University	3.000	07/01/2005	8.84	38
15	Louisiana State University	3.000	07/01/2006	8.87	13
	MARYLAND
203	Hood College	3.625	11/01/2014	10.54	154
1,523	Morgan State University	3.000	11/01/2014	10.56	1,111

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	MASSACHUSETTS
$239	Hampshire College	3.000	07/01/2013	10.75	$173
881	Hampshire College	3.000	02/01/2014	10.70	632
165	Brandeis University	3.000	11/01/2011	10.64	132
680	College of the Holy Cross	3.625	10/01/2013	10.60	530
220	College of the Holy Cross	3.000	10/01/2006	10.63	207
2,294	Northeastern University	3.000	05/01/2018	10.53	1,519
283	Springfield College	3.500	05/01/2013	10.67	221
1,900	Tufts University	3.000	10/01/2021	10.39	1,160
525	Wheaton College	3.500	04/01/2013	10.70	399
15	Wheelock College	3.000	05/01/2011	10.23	12
	MICHIGAN
62	Albion College	3.000	10/01/2009	10.56	52
66	Concordia College	3.000	04/01/2009	11.05	61
375	University of Michigan	3.750	10/01/2005	9.51	367
	MINNESOTA
274	College of Saint Thomas	3.000	11/01/2009	10.53	234
29	College of Santa Fe	3.000	10/01/2005	10.66	28
463	College of Santa Fe	3.000	10/01/2018	10.43	308
349	MacAlester College	3.000	05/01/2020	10.46	222
	MISSISSIPPI
1,169	Hinds Junior College	3.000	04/01/2013	10.42	901
476	Millsaps College	3.000	11/01/2021	10.34	292
1,230	Mississippi State University	3.000	12/01/2020	9.64	779
	MISSOURI
245	Central Missouri State University	3.000	07/01/2007	10.18	212
193	Drury College	3.000	04/01/2015	10.63	139
260	Drury College	3.000	10/01/2010	10.75	213
236	Southeast Missouri State University	3.000	04/01/2007	10.58	218
	MONTANA
230	Carroll College	3.750	06/01/2014	10.46	166
123	Carroll College	3.000	06/01/2018	10.15	80
	NEW HAMPSHIRE
111	New England College	3.000	04/01/2016	10.77	75
	NEW JERSEY
1,270	Fairleigh Dickinson University	3.000	11/01/2017	10.39	858
435	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	316
1,235	Rider College	3.625	11/01/2013	10.42	957
322	Rider College	3.000	05/01/2017	10.70	216
485	Rutgers, The State University	3.750	05/01/2016	9.19	369
238	Seton Hill College	3.625	11/01/2014	10.53	179

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	NEW YORK
$739	College of Saint Rose	3.000	05/01/2022	10.43	$446
435	Daemen College	3.000	04/01/2016	10.77	296
322	Dowling College	3.000	10/01/2010	10.75	264
802	D’Youville College	3.000	04/01/2018	10.90	515
1,239	Hofstra University	3.000	11/01/2012	10.61	958
102	Long Island University	3.000	11/01/2009	10.69	87
356	Long Island University	3.000	11/01/2009	10.69	303
360	Long Island University	3.625	06/01/2014	10.49	259
584	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	460
261	Utica College	3.000	11/01/2009	10.53	223
	NORTH CAROLINA
113	Catawba College	3.000	12/01/2009	10.27	93
290	Elizabeth City State University	3.000	10/01/2017	10.02	200
168	High Point College	3.000	12/01/2010	10.26	133
44	Lenoir Rhyne College	3.000	12/01/2006	10.04	40
324	Saint Mary’s College	3.000	06/01/2020	10.14	202
77	University of North Carolina	3.000	11/01/2005	8.81	76
215	University of North Carolina	3.000	01/01/2008	9.50	191
13	University of North Carolina	3.000	01/01/2007	9.50	12
	OHIO
41	Rio Grande College	3.000	03/30/2009	10.93	35
164	University of Steubenville	3.125	04/01/2010	10.98	134
525	Wittenberg University	3.000	05/01/2015	10.76	368
182	Wittenberg University	3.000	11/01/2017	10.39	123
19	Wooster Business College	3.000	03/30/2009	10.88	17
	OKLAHOMA
610	Cameron University	3.000	04/01/2007	10.16	558
275	Langston University	3.000	04/01/2007	10.56	250
	OREGON
584	George Fox College	3.000	07/01/2018	10.64	389
63	Linfield College	3.000	10/01/2017	10.44	42
	PENNSYLVANIA
378	Albright College	3.000	11/01/2015	10.23	277
120	Carnegie-Mellon University	3.000	05/01/2009	10.73	102
745	Carnegie-Mellon University	3.000	11/01/2017	10.51	502
800	Drexel University	3.500	05/01/2014	10.53	601
435	Gannon University	3.000	11/01/2011	10.49	348
165	Gannon University	3.000	12/01/2022	10.13	97
160	Lycoming College	3.625	05/01/2014	10.64	119
225	Lycoming College	3.750	05/01/2015	10.62	165
146	Moravian College	3.375	11/01/2012	10.52	115

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
$1,913	Philadelphia College of Art	3.000	01/01/2022	10.62	$1,113
400	Saint Vincent College	3.500	05/01/2013	10.86	303
885	Villanova University	3.000	04/01/2019	10.70	556
277	York Hospital	3.000	05/01/2020	10.64	172
	RHODE ISLAND
35	Rhode Island College	3.000	10/01/2005	10.09	34
	SOUTH CAROLINA
210	Benedict College	3.000	11/01/2006	10.61	200
1,462	Benedict College	3.000	11/01/2020	10.36	920
311	Morris College	3.000	11/01/2009	10.53	265
	SOUTH DAKOTA
145	Dakota Wesleyan University	3.000	10/01/2015	10.46	112
	TENNESSEE
228	Cumberland University	3.000	08/01/2017	10.52	146
152	Hiwassee College	3.000	09/15/2018	10.58	99
	TEXAS
255	Houston Tillotson College	3.500	04/01/2014	10.90	187
105	McLennan Community College	3.000	04/01/2006	10.49	99
204	Southern Methodist University	3.000	10/01/2007	10.61	186
1,700	Southwest Texas State University	3.000	10/01/2015	9.51	1,255
1,252	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	1,012
281	Texas A & I University	3.000	07/01/2009	9.57	234
315	Texas Southern University	3.500	04/01/2013	10.45	241
520	University of Saint Thomas	3.000	10/01/2019	10.41	333
	VERMONT
101	Champlain College	3.000	12/01/2013	10.19	73
1,227	Saint Michael’s College	3.000	05/01/2013	10.60	934
160	Vermont State College	3.000	06/01/2008	9.02	138
165	Vermont State College	3.000	07/01/2014	9.30	122
	VIRGINIA
715	James Madison University	3.000	06/01/2009	10.49	579
338	Lynchburg College	3.750	05/01/2015	10.64	251
480	Lynchburg College	3.000	05/01/2018	10.68	314
243	Mary Baldwin College	3.375	05/01/2012	10.68	192
440	Marymount University	3.000	05/01/2016	10.52	303
2,256	Norfolk State University	3.000	12/01/2021	9.77	1,382
150	Randolph-Macon College	3.000	05/01/2010	10.72	126
333	Saint Paul’s College	3.000	11/01/2014	10.56	243
1,366	Virginia Commonwealth University	3.000	06/01/2011	10.01	1,057
161	Virginia Wesleyan College	3.000	11/01/2009	10.54	140
111	Virginia Wesleyan College	3.000	11/01/2010	10.51	92

Outstanding		Stated		Internal	Amortized
Principal		Interest	Maturity	Rate of	Cost (Notes
Balance	Description	Rate %	Date	Return % (A)	1 and 2)
				(Unaudited)
	WASHINGTON
$229	Seattle University	3.000	11/01/2008	10.55	$202
70	Western Washington University	3.750	10/01/2005	10.19	68
	WEST VIRGINIA
191	Bethany College	3.375	11/01/2012	10.54	153
215	Bethany College	3.000	11/01/2017	10.40	146
325	Bethany College	3.000	11/01/2012	10.40	253
30	Wheeling College	3.000	11/01/2007	10.59	27
	WISCONSIN
324	Carroll College	3.750	03/01/2015	10.93	252	Wisconsin
405	Marian College	3.000	10/01/2016	10.45	280	Wisconsin
95	Saint Norbert College	3.000	04/01/2007	11.10	86	Wisconsin
	DISTRICT OF COLUMBIA
2,289	Georgetown University	3.000	11/01/2020	10.36	1,439
5,940	Georgetown University	4.000	11/01/2020	10.52	3,966
	PUERTO RICO
40	Inter American University of Puerto Rico	3.000	09/01/2007	10.66	37
1,729	Inter American University of Puerto Rico	3.000	01/01/2017	10.94	1,139
929	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011	9.39	733
86,593	Total College and University Loans				62,238

	Allowance for Loan Losses				1,432

	Net Loans of the Trust				60,806

	INVESTMENT AGREEMENTS (6.3%)
1,475	JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	7.750	1,475
2,607	JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	7.050	2,607
4,082	Total Investment Agreements				4,082
$90,675	Total Investments (100.0%)				$64,888

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2.	Controls and Procedures

	(a)	Not applicable to the registrant.

	(b)	Not applicable to the registrant.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

3)	Attestation Report of Independent Accountants, PricewaterhouseCoopers, LLP, is attached.

4)	GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Diana J. Kenneally Assistant Vice President

Date	October 31, 2005

* Print the name and title of each signing officer under his or her signature.